Note 4(b) - Vessels, Net - Summary of Vessels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance, Net Book Value	$ 213,716
— Depreciation, Accumulated Depreciation	(7,670)	$ (13,174)	$ (12,392)
Balance, Net Book Value	224,977	213,716
Vessels [Member]
Balance	146,345	372,543
Balance, Accumulated Depreciation	(10,053)	(18,597)
Balance, Net Book Value	136,292	353,946
— Transferred from advances for vessels under construction, cost	126,646	76,959
— Disposals, cost	(32,531)	(303,157)
— Disposals, Accumulated Depreciation	5,484	21,718
— Disposals (see Note 19), Net Book Value	(27,047)	(281,439)
— Depreciation, Accumulated Depreciation	(7,670)	(13,174)
— Transferred to Assets held for sale, cost	(76,959)
— Transferred to Assets held for sale	5,323
— Transferred to Assets held for sale, Net Book Value	(71,636)
Balance	163,501	146,345	372,543
Balance, Accumulated Depreciation	(6,916)	(10,053)	(18,597)
Balance, Net Book Value	$ 156,585	$ 136,292	$ 353,946